3) Risk Management (Details 1) - Prudential [Member] - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Regulatory capital - values
Common equity		R$ 108,982,064	R$ 91,271,701
Level I		118,281,835	100,831,668
Reference Equity - RE		135,723,674	125,275,405
Excess of resources invested in permanent assets
RE Highlight
Risk-weighted assets (RWA) - amounts
Total RWA		R$ 858,692,912	R$ 759,051,325
Regulatory capital as a proportion of RWA
Index of Common equity - ICP		12.70%	12.00%
Level 1 Index		13.80%	13.30%
Basel Ratio		15.80%	16.50%
Additional Principal Capital (ACP) as a proportion of RWA
Additional Principal Capital Conservation - ACPConservation	[1]	1.25%	2.50%
Additional Contracyclic Principal Capital - ACPContracyclic		0.00%	0.00%
Additional Systemic Importance of Principal Capital - Systemic ACPS		1.00%	1.00%
Total ACP		2.25%	3.50%
Excess Margin of Principal Capital		5.94%	4.02%
Leverage Ratio (AR)
Total exposure		R$ 1,436,809,012	R$ 1,228,715,207
AR		8.20%	8.20%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)		R$ 244,827,538	R$ 112,872,809
Total net cash outflow		R$ 137,247,662	R$ 78,493,191
LCR		178.40%	143.80%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)		R$ 744,316,530	R$ 635,623,931
Stable resources required (RSF)		R$ 618,540,418	R$ 551,731,471
NSFR		120.30%	115.20%

[1]	CMN Resolution No. 4,783/20, from April 2020, establishes the reduction of the Common Equity Additional for Conservation (ACPConservacao) from 2.5% to 1.25%, for the term of one year and after this period, the requirement will gradually be restored until March 31, 2022 to the level of 2.5%.